Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of goodwill activity
The following is a summary of goodwill activity:

Balance at April 1, 2015	$2,168,833
Decrease from disposal of ACC assets	(461,500)
Impairment loss in AKM	(83,943)
Other	(907)
Balance at March 31, 2016	1,622,483

Balance at March 31, 2017	1,622,483

Schedule of intangible assets
Intangible assets, net consisted of the following:

	Weighted	Gross		Net
	Average	June 30,	Accumulated	June 30,
	Life (Yrs.)	2017	Amortization	2017
Indefinite Lived Assets:
Medicare License	N/A	$704,000	$-	$704,000

Amortized Intangible Assets:
Acquired Technology	5	1,312,500	(328,125)	984,375
Network Relationships	5	220,000	(128,333)	91,667
Trade Name	5	102,000	(59,500)	42,500
		$2,338,500	$(515,958)	$1,822,542

	Weighted	Gross		Net
	Average	March 31,	Accumulated	March 31,
	Life (Yrs.)	2017	Amortization	2017
Indefinite Lived Assets:
Medicare License	N/A	$704,000	$-	$704,000

Amortized Intangible Assets:
Acquired Technology	5	1,312,500	(262,500)	1,050,000
Non-Compete	4	94,672	(94,672)	-
Network Relationships	5	220,000	(117,331)	102,669
Trade Name	5	145,017	(97,417)	47,600
		$2,476,189	$(571,920)	$1,904,269

Intangible assets, net consisted of the following:

	Weighted	Gross			Gross		Net
	Average	March 31,		Impairment/	March 31,	Accumulated	March 31,
	Life (Yrs)	2016	Additions	Disposal	2017	Amortization	2017
Indefinite Lived Assets:
Medicare License		$704,000	$-	$-	$704,000	$-	$704,000
Amortized intangible assets:
Acquired Technology	5	1,312,500	-	-	1,312,500	(262,500)	1,050,000
Non-compete	4	117,000	-	(22,328)	94,672	(94,672)	-
Network relationships	5	220,000	-	-	220,000	(117,331)	102,669
Trade name	5	191,000	-	(45,983)	145,017	(97,417)	47,600
		$2,544,500	$-	$(68,311)	$2,476,189	$(571,920)	$1,904,269

	Weighted	Gross			Gross		Net
	Average	March 31,		Impairment/	March 31,	Accumulated	March 31,
	Life (Yrs)	2015	Additions	Disposal	2016	Amortization	2016
Indefinite Lived Assets:
Medicare License		$704,000	$-	$-	$704,000	$-	$704,000
Amortized intangible assets:
Acquired Technology	5	-	1,312,500	-	1,312,500	-	1,312,500
Exclusivity	4	40,000	-	(40,000)	-	-	-
Non-compete	4	185,400	-	(68,400)	117,000	(58,738)	58,262
Payor relationships	5	107,000	-	(107,000)	-	-	-
Network relationships	5	220,000	-	-	220,000	(73,333)	146,667
Trade name	5	257,000	-	(66,000)	191,000	(59,217)	131,783
		$1,513,400	$1,312,500	$(281,400)	$2,544,500	$(191,288)	$2,353,212

Schedule of future amortization expense
The following table summarizes the approximate expected future amortization expense as of June 30, 2017 of definite-lived intangible assets for each for the four fiscal years ending March 31 thereafter:

2018 (remaining 9 months)	$245,000
2019	327,000
2020	284,000
2021	262,542
$1,118,542

Future amortization expense is estimated to be approximately as follows for each for the five years ending March 31 thereafter:
2018	$327,000
2019	327,000
2020	284,000
2021	262,269

$1,200,269